SCHEDULE OF NET REVENUE AND NET ASSETS (LIABILITIES) FOR OTHER SIGNIFICANT GEOGRAPHIC REGIONS (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
UNITED STATES
Net Revenue	$ 133,678
Net Assets (Liabilities)	(1,586,925)
Republic Of China Taiwan [Member]
Net Revenue	1,784,170
Net Assets (Liabilities)	$ 809,647